Deferred Tax Computation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Deferred Tax Computation
Schedule Of Deferred Tax Asset And Liabilities

	30th Sep 2019	31st Dec 2018
Deferred tax assets:
Net operating loss carryovers	$2,421,130	$2,037,105
Stock-based compensation	-	-
Other temporary differences	-	-
Total deferred tax assets	2,421,130	2,037,105
Valuation allowance	(2,421,130)	(2,037,105)
Net deferred tax asset	$-	$-

	31st Dec 2018	31st Dec 2017
Deferred tax assets:
Net operating loss carryovers	$2,037,105	$2,279,739
Stock-based compensation	-	-
Other temporary differences	-	-
Total deferred tax assets	2,037,105	2,279,739
Valuation allowance	(2,037,105)	(2,279,739)
Net deferred tax asset	$-	$-